INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventory [Abstract]
INVENTORIES	INVENTORIES

	2025	2024
Non-Current
Spare Parts	83,541,335	89,683,130
Allowance for obsolete inventories	(1,557,778)	(1,589,519)
Total	81,983,557	88,093,611
Current
Finished products	11,701,055	11,445,662
Production in progress	69,879,501	62,408,882
Raw materials, materials and spare parts	186,393,642	164,972,880
Fuels	26,209,236	26,590,232
Total	294,183,434	265,417,656